Note 9 - Redeemable Convertible Preferred Stock (Details Textual) - shares	1 Months Ended
	May 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Conversion, Converted Instrument, Shares Issued	367,041
Preferred Stock, Shares Issued, Total		0	0
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock, Shares Outstanding, Ending Balance		0	0
Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued	367,041
Series A Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]
Redeemable convertible preferred stock, shares issued (in shares)		0	2,034,548	56,672,658
Redeemable convertible preferred stock, shares outstanding (in shares)		0	2,034,548	56,672,658
Series B Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]
Redeemable convertible preferred stock, shares issued (in shares)		0	1,833,387	51,069,262
Redeemable convertible preferred stock, shares outstanding (in shares)		0	1,833,387	51,069,262